UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income/(loss)	$ 1,520	$ (113,617)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	20,141	23,284
Asset Impairment loss (Note 3)		95,693
Amortization of financing costs (Note 8)	718	512
Compensation cost on restricted stock (Note 7(f))	3,399	5,503	$ 5,503
Actuarial loss		(13)
Loss on sale of vessels (Note 3)	203	1,078
Loss on extinguishment of debt (Note 5)	158
Loss from related party investments (Note 2)	198	86
(Increase) / Decrease in:
Accounts receivable, trade	2,112	5,819
Due from related parties	(329)	(51)
Inventories	1,077	615
Prepaid expenses and other assets	944	1,595
Other non-current assets	(220)	471
Increase / (Decrease) in:
Accounts payable, trade and other	520	(1,094)
Due to related parties	313	(49)
Accrued liabilities, net of accrued preferred dividends	(2,980)	(1,585)
Deferred revenue	1,048	267
Other non-current liabilities	11	30
Drydock costs	(1,391)	(6,807)
Net cash provided by Operating Activities	27,442	11,737
Cash Flows from Investing Activities:
Payments for vessel improvements (Note 3)	(684)	(5,444)
Proceeds from sale of vessels, net of expenses (Note 3)	23,158	8,238
Proceeds from sale of related party investment (Note 2)		1,500
Payments to joint venture (Note 2)	(250)
Investment in time deposits		(6,500)
Payments to acquire furniture and fixtures (Note 4)	(149)	(58)
Net cash provided by/(used in) Investing Activities	22,075	(2,264)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt (Note 5)	100,819
Proceeds from issuance of preferred stock (Note 7(d))	264
Payments of dividends, preferred stock (Note 7(b))	(2,884)	(2,884)
Payments for repurchase of common stock (Note 7(e))	(15,136)	(11,999)
Payments of financing costs	(7,453)	(567)
Repayments of long-term debt	(53,041)	(20,621)
Net cash provided by/(used in) Financing Activities	22,569	(36,071)
Net increase/(decrease) in cash, cash equivalents and restricted cash	72,086	(26,598)
Cash, cash equivalents and restricted cash at beginning of the period	82,909	128,288	128,288
Cash, cash equivalents and restricted cash	154,995	101,690	82,909
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	136,495	81,190	62,909
Restricted cash	18,500	20,500
Cash, cash equivalents and restricted cash	154,995	101,690	$ 82,909
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash investments (Note 3)	441	1,246
Interest paid	$ 10,354	$ 11,870